PROPERTY AND EQUIPMENT (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020
PROPERTY AND EQUIPMENT (Tables)
Schedule of Property and equipment
	September 30, 2020	June 30, 2020

Cryptocurrency mining equipment	$666,545	$1,242,397
Furniture and equipment	16,366	16,366
Total	682,911	1,258,763
Less accumulated depreciation and amortization	(319,962)	(805,421)
Net	$362,949	$453,342

	2020	2019

Cryptocurrency mining equipment	$1,242,397	$1,579,580
Furniture and equipment	16,366	16,366

Total	1,258,763	1,595,946
Less accumulated depreciation and amortization	(805,421)	(556,263)

Net	$453,342	$1,039,683